Capital - Asset management operations (Details) - Asset management business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Regulatory and other surplus
Balance at 1 Jan	$ 500	$ 497
Gains (losses) during the year	299	204
Movement in capital requirement	(14)	8
Net distributions made to the parent company	(213)	(191)
Exchange and other movements	(85)	(18)
Balance at 31 Dec	$ 487	$ 500